January 28, 2003

                               MELLON FUNDS TRUST

                            SUPPLEMENT TO PROSPECTUS
                            DATED DECEMBER 16, 2002

      THE   FOLLOWING   INFORMATION  SUPPLEMENTS  AND  SUPERSEDES  ANY  CONTRARY
INFORMATION CONTAINED IN THE SECTION OF THE TRUST' S PROSPECTUS ENTITLED "MANAGEMENT":

      Effective January 2003, Mellon Income Stock Fund's primary portfolio manager is D. Gary Richardson.

      Effective January 2003, Mellon Balanced Fund' s co-primary portfolio managers are D. Gary Richardson and Lawrence R. Dunn.

      Effective January 2003, Mellon Emerging Markets Fund's primary portfolio manager is D. Kirk Henry.

                                                                      MPAMs0103